As filed with the Securities and Exchange Commission on November 26, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-8352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006
(Name and address of agent for service)

1-800-688-LKCM & 1-800-423-6369
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

LKCM SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Aerospace & Defense - 3.1%
Hexcel Corporation (a)	502,885	$19,511,938
Teledyne Technologies Incorporated (a)	158,095	13,427,009
		32,938,947
Auto Components - 1.2%
Group 1 Automotive, Inc.	169,130	13,138,018

Automobiles - 1.5%
Thor Industries, Inc.	282,427	16,392,063

Banks - 9.6%
BancorpSouth, Inc.	711,434	14,185,994
Columbia Banking System, Inc.	529,730	13,084,331
Community Bank System, Inc.	377,430	12,877,911
First Horizon National Corporation	1,189,395	13,071,451
Hancock Holding Company	268,550	8,427,099
Home Bancshares Inc.	520,120	15,796,044
Prosperity Bancshares, Inc.	214,465	13,262,516
Texas Capital Bancshares, Inc. (a)	261,240	12,009,203
		102,714,549
Biotechnology - 1.0%
EXACT Sciences Corporation (a)	894,860	10,568,297

Building Products - 1.0%
Armstrong World Industries, Inc. (a)	199,592	10,969,576

Capital Markets - 0.5%
Evercore Partners, Inc. - Class A	108,520	5,342,440

Chemicals - 1.1%
PolyOne Corporation	372,210	11,430,569

Communications Equipment - 6.7%
Allot Communications Ltd. (a) (b)	536,930	6,781,426
Ciena Corporation (a)	654,225	16,342,540
Infinera Corporation (a)	1,027,230	11,617,971
IXIA (a)	727,410	11,398,515
Loral Space & Communications Inc.	120,475	8,159,772
NICE Systems Limited - ADR (b)	317,915	13,152,144
Sonus Networks, Inc. (a)	1,397,285	4,722,823
		72,175,191
Construction & Engineering - 0.2%
Primoris Services Corporation	80,300	2,045,241

Construction Materials - 0.7%
Headwaters Incorporated (a)	861,170	7,741,918

Consumer Finance - 1.7%
Cash America International, Inc.	188,270	8,524,866
First Cash Financial Services, Inc. (a)	175,091	10,146,523
		18,671,389
Containers & Packaging - 1.0%
Greif, Inc. - Class A	216,180	10,599,306

Diversified Financials - 2.0%
HFF, Inc. - Class A	478,680	11,990,934
MarketAxess Holdings Inc.	163,810	9,835,152
		21,826,086
Electrical Equipment & Instruments - 2.7%
Belden Inc.	244,325	15,649,016
Franklin Electric Co., Inc.	331,870	13,075,678
		28,724,694
Electronic Equipment & Instruments - 1.0%
OSI Systems, Inc. (a)	143,430	10,681,232

Energy Equipment & Services - 0.8%
Atwood Oceanics, Inc. (a)	151,170	8,320,397

Food & Drug Retailing - 1.3%
Casey's General Stores, Inc.	196,732	14,459,802

Health Care Equipment & Supplies - 6.3%
Align Technology, Inc. (a)	65,830	3,167,740
Cyberonics, Inc. (a)	233,290	11,837,135
DexCom Inc. (a)	512,870	14,478,320
Endologix, Inc. (a)	747,913	12,063,837
MWI Veterinary Supply, Inc. (a)	131,100	19,581,096
The Spectranetics Corporation (a)	368,693	6,186,668
		67,314,796
Health Care Providers & Services - 1.5%
Team Health Holdings, Inc. (a)	427,275	16,210,813

Hotels, Restaurants & Leisure - 1.5%
Bloomin' Brands, Inc. (a)	304,708	7,194,156
Orient-Express Hotels LTD. - Class A (a) (b)	672,940	8,734,761
		15,928,917
Household Durables - 1.8%
Ethan Allen Interiors Inc.	368,920	10,281,800
Select Comfort Corporation (a)	370,050	9,010,718
		19,292,518
Industrial Conglomerates - 0.8%
Raven Industries, Inc.	248,200	8,118,622

Insurance - 2.4%
AmTrust Financial Services, Inc.	358,765	14,013,361
Endurance Specialty Holdings Ltd. (b)	221,160	11,880,715
		25,894,076
Internet Software & Services - 2.0%
Euronet Worldwide, Inc. (a)	265,000	10,547,000
LogMeIn, Inc. (a)	332,925	10,337,321
		20,884,321
IT Consulting & Services - 2.4%
Acxiom Corporation (a)	593,600	16,852,304
Sapient Corporation (a)	596,180	9,282,523
		26,134,827
Leisure Equipment & Products - 2.1%
Arctic Cat Inc.	153,740	8,770,867
Pool Corporation	236,455	13,272,219
		22,043,086
Machinery - 7.0%
Actuant Corporation - Class A	368,680	14,319,531
Barnes Group Inc.	358,800	12,529,296
Chart Industries, Inc. (a)	94,245	11,595,905
The Manitowoc Company, Inc.	605,175	11,849,326
The Middleby Corporation (a)	92,060	19,232,255
TriMas Corporation (a)	148,730	5,547,629
		75,073,942
Marine - 0.1%
Diana Shipping Inc. (a) (b)	67,045	809,233

Media - 1.2%
Cinemark Holdings, Inc.	403,475	12,806,297

Metals & Mining - 2.0%
Carpenter Technology Corporation	153,725	8,932,960
Commercial Metals Company	717,450	12,160,777
		21,093,737
Oil & Gas & Consumable Fuels - 5.6%
Approach Resources Inc. (a)	397,183	10,437,969
Athlon Energy Inc. (a)	278,755	9,115,288
Gulfport Energy Corporation (a)	108,395	6,974,134
Halcon Resources Corporation (a)	1,487,560	6,589,891
Kodiak Oil & Gas Corporation (a) (b)	867,965	10,467,658
Oasis Petroleum Inc. (a)	274,470	13,484,711
Sanchez Energy Corporation (a)	108,458	2,864,376
		59,934,027
Pharmaceuticals - 1.5%
Akorn, Inc. (a)	836,234	16,457,085

Semiconductor Equipment & Products - 0.9%
Rambus Inc. (a)	1,060,695	9,970,533

Software - 6.8%
ACI Worldwide, Inc. (a)	270,835	14,641,340
Aspen Technology, Inc. (a)	374,360	12,934,138
Bottomline Technologies (de) Inc. (a)	416,030	11,598,917
Interactive Intelligence Group, Inc. (a)	264,700	16,805,803
Mentor Graphics Corporation	405,190	9,469,290
Pegasystems Inc.	179,853	7,159,948
		72,609,436
Specialty Retail - 5.6%
CST Brands, Inc.	358,790	10,691,942
DSW Inc. - Class A	154,220	13,158,051
Francesca's Holdings Corporation (a)	346,460	6,458,014
Genesco Inc. (a)	115,670	7,585,639
Guess?, Inc.	361,860	10,801,521
Sonic Automotive, Inc. - Class A	455,460	10,839,948
		59,535,115
Textiles, Apparel & Luxury Goods - 4.9%
Fifth & Pacific Companies, Inc. (a)	808,750	20,323,888
Oxford Industries, Inc.	180,245	12,253,055
Skechers U.S.A., Inc. - Class A (a)	248,090	7,718,080
Wolverine World Wide, Inc.	207,050	12,056,521
		52,351,544
Thrifts & Mortgage Finance - 1.0%
Capitol Federal Financial Inc.	850,050	10,566,121

Trading Companies & Distributors - 3.6%
Applied Industrial Technologies, Inc.	250,720	12,912,080
Beacon Roofing Supply, Inc. (a)	329,155	12,135,945
WESCO International, Inc. (a)	176,200	13,484,586
		38,532,611
TOTAL COMMON STOCKS
(Cost $724,822,327)		1,050,301,372

SHORT-TERM INVESTMENT - 2.1%
Money Market Fund (c) - 2.1%
Federated Government Obligations Fund - Institutional Shares, 0.01%	22,441,311	22,441,311

TOTAL SHORT-TERM INVESTMENT
(Cost $22,441,311)		22,441,311

Total Investments - 100.2%
(Cost $747,263,638)		1,072,742,683
Liabilities in Excess of Other Assets - (0.2)%		(2,600,298)
TOTAL NET ASSETS - 100.0%		$1,070,142,385

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments	$747,263,638
Gross unrealized appreciation	$335,999,664
Gross unrealized depreciation	(10,520,619)
Net unrealized appreciation	$325,479,045

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Aerospace & Defense - 6.3%
B/E Aerospace, Inc. (a)	115,835	$8,550,940
Hexcel Corporation (a)	226,580	8,791,303
Teledyne Technologies Incorporated (a)	39,275	3,335,626
		20,677,869
Banks - 8.7%
Comerica Incorporated	180,955	7,113,341
First Horizon National Corporation	430,570	4,731,964
Prosperity Bancshares, Inc.	114,685	7,092,120
Texas Capital Bancshares, Inc. (a)	105,125	4,832,596
Zions Bancorporation	180,830	4,958,359
		28,728,380
Biotechnology - 1.5%
Covance Inc. (a)	58,330	5,043,212

Building Products - 1.7%
Armstrong World Industries, Inc. (a)	99,170	5,450,383

Capital Markets - 4.4%
Affiliated Managers Group, Inc. (a)	45,000	8,218,800
E*Trade Financial Corporation (a)	372,210	6,141,465
		14,360,265
Chemicals - 2.7%
FMC Corporation	72,545	5,202,927
PolyOne Corporation	120,900	3,712,839
		8,915,766
Communications Equipment - 5.1%
Ciena Corporation (a)	348,660	8,709,527
Finisar Corporation (a)	133,470	3,020,426
IXIA (a)	329,300	5,160,131
		16,890,084
Consumer Finance - 1.8%
First Cash Financial Services, Inc. (a)	99,655	5,775,007

Distributors - 2.5%
LKQ Corporation (a)	260,615	8,303,194

Electrical Equipment & Instruments - 4.1%
Acuity Brands, Inc.	61,010	5,614,140
Belden Inc.	124,940	8,002,407
		13,616,547
Electronic Equipment & Instruments - 2.0%
Trimble Navigation Limited (a)	225,800	6,708,518

Energy Equipment & Services - 3.3%
Atwood Oceanics, Inc. (a)	82,780	4,556,211
Dril-Quip, Inc. (a)	54,200	6,219,450
		10,775,661
Food & Drug Retailing - 3.4%
Casey's General Stores, Inc.	75,350	5,538,225
United Natural Foods, Inc. (a)	86,280	5,799,742
		11,337,967
Health Care Equipment & Supplies - 3.4%
Cyberonics, Inc. (a)	113,875	5,778,017
MWI Veterinary Supply, Inc. (a)	36,455	5,444,919
		11,222,936
Health Care Providers & Services - 2.4%
Team Health Holdings, Inc. (a)	208,520	7,911,249

Hotels, Restaurants & Leisure - 1.8%
Bloomin' Brands, Inc. (a)	256,415	6,053,958

Household Durables - 1.6%
D.R. Horton, Inc.	108,610	2,110,292
Williams-Sonoma, Inc.	55,170	3,100,554
		5,210,846
Insurance - 3.8%
AmTrust Financial Services, Inc.	180,161	7,037,088
Genworth Financial, Inc. - Class A (a)	421,940	5,396,613
		12,433,701
IT Consulting & Services - 2.0%
Acxiom Corporation (a)	231,630	6,575,976

Leisure Equipment & Products - 3.7%
Polaris Industries Inc.	69,780	9,014,181
Pool Corporation	58,515	3,284,447
		12,298,628
Machinery - 2.2%
The Middleby Corporation (a)	35,155	7,344,231

Marine - 1.9%
Kirby Corporation (a)	72,615	6,284,828

Media - 1.6%
Cinemark Holdings, Inc.	170,740	5,419,288

Metals & Mining - 1.3%
Allegheny Technologies Incorporated	138,290	4,220,611

Oil & Gas & Consumable Fuels - 3.3%
Athlon Energy Inc. (a)	88,696	2,900,359
Halcon Resources Corporation (a)	581,010	2,573,874
Oasis Petroleum Inc. (a)	108,765	5,343,625
		10,817,858
Pharmaceuticals - 2.4%
Akorn, Inc. (a)	402,600	7,923,168

Real Estate - 1.7%
Realogy Holdings Corporation (a)	127,600	5,489,352

Software - 7.4%
ACI Worldwide, Inc. (a)	126,785	6,853,997
ANSYS, Inc. (a)	81,835	7,080,364
Aspen Technology, Inc. (a)	130,400	4,505,320
Nuance Communications, Inc. (a)	324,480	6,066,154
		24,505,835
Specialty Retail - 2.8%
Guess?, Inc.	159,445	4,759,433
Tractor Supply Company	65,130	4,374,782
		9,134,215
Textiles, Apparel & Luxury Goods - 3.5%
Fifth & Pacific Companies, Inc. (a)	306,590	7,704,607
Wolverine World Wide, Inc.	63,805	3,715,365
		11,419,972
Trading Companies & Distributors - 4.3%
Beacon Roofing Supply, Inc. (a)	125,775	4,637,324
MRC Global Inc. (a)	151,910	4,071,188
WESCO International, Inc. (a)	72,310	5,533,885
		14,242,397
TOTAL COMMON STOCKS
(Cost $251,482,512)		325,091,902

SHORT-TERM INVESTMENT - 1.5%
Money Market Fund (b) - 1.5%
Federated Government Obligations Fund - Institutional Shares, 0.01%	4,855,830	4,855,830

TOTAL SHORT-TERM INVESTMENT
(Cost $4,855,830)		4,855,830

Total Investments - 100.1%
(Cost $256,338,342)		329,947,732
Liabilities in Excess of Other Assets - (0.1)%		(126,104)
TOTAL NET ASSETS - 100.0%		$329,821,628

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments	$256,338,342
Gross unrealized appreciation	$77,431,297
Gross unrealized depreciation	(3,821,907)
Net unrealized appreciation	$73,609,390

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer  to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS - 89.7%	Shares	Value
Aerospace & Defense - 2.6%
Honeywell International Inc.	60,000	$4,982,400
Rockwell Collins, Inc.	40,000	2,714,400
		7,696,800
Auto Components - 1.4%
Gentex Corporation	160,000	4,094,400

Banks - 7.8%
Bank of America Corporation	155,000	2,139,000
Comerica Incorporated	108,000	4,245,480
Cullen/Frost Bankers, Inc.	38,350	2,705,593
Glacier Bancorp, Inc.	60,000	1,482,600
Hancock Holding Company	90,000	2,824,200
Prosperity Bancshares, Inc.	35,000	2,164,400
SunTrust Banks, Inc.	70,000	2,269,400
Wells Fargo & Company	120,000	4,958,400
		22,789,073
Beverages - 1.9%
The Coca-Cola Company	60,000	2,272,800
PepsiCo, Inc.	42,000	3,339,000
		5,611,800
Biotechnology - 2.5%
Amgen Inc.	30,000	3,358,200
Celgene Corporation (a)	25,000	3,848,250
		7,206,450
Chemicals - 4.9%
E. I. du Pont de Nemours and Company	70,000	4,099,200
FMC Corporation	65,000	4,661,800
Monsanto Company	55,000	5,740,350
		14,501,350
Commercial Services & Supplies - 1.5%
Waste Connections, Inc.	65,000	2,951,650
Waste Management, Inc.	35,000	1,443,400
		4,395,050
Communication Equipment - 1.3%
Cisco Systems, Inc.	68,000	1,592,560
QUALCOMM Incorporated	33,000	2,222,880
		3,815,440
Computers & Peripherals - 4.6%
Apple Inc.	10,800	5,148,900
EMC Corporation	83,000	2,121,480
International Business Machines Corporation	25,000	4,629,500
NetApp, Inc.	37,000	1,576,940
		13,476,820
Construction Materials - 1.3%
Martin Marietta Materials, Inc.	40,000	3,926,800

Containers & Packaging - 0.9%
Ball Corporation	60,000	2,692,800

Diversified Financial Services - 0.5%
JPMorgan Chase & Co.	30,000	1,550,700

Diversified Telecommunication Services - 0.7%
Verizon Communications Inc.	45,000	2,099,700

Electrical Equipment & Instruments - 2.7%
Emerson Electric Co.	40,000	2,588,000
Franklin Electric Co., Inc.	60,000	2,364,000
Roper Industries, Inc.	23,000	3,056,010
		8,008,010
Electronic Equipment & Instruments - 2.2%
National Instruments Corporation	55,000	1,701,150
Trimble Navigation Limited (a)	155,000	4,605,050
		6,306,200
Food & Drug Retailing - 0.9%
Walgreen Co.	50,000	2,690,000

Health Care Equipment & Supplies - 4.0%
Covidien PLC (b)	53,000	3,229,820
Medtronic, Inc.	15,000	798,750
PerkinElmer, Inc.	76,500	2,887,875
Thermo Fisher Scientific Inc.	52,000	4,791,800
		11,708,245
Health Care Providers & Services - 0.6%
Catamaran Corporation (a) (b)	39,510	1,815,484

Household Durables - 2.2%
Jarden Corporation (a)	90,000	4,356,000
Whirlpool Corporation	14,600	2,138,024
		6,494,024
Household Products - 2.8%
Colgate-Palmolive Company	17,200	1,019,960
Kimberly-Clark Corporation	40,000	3,768,800
The Procter & Gamble Company	43,861	3,315,453
		8,104,213
Industrial Conglomerates - 0.6%
Raven Industries, Inc.	52,500	1,717,275

Insurance - 2.1%
Berkshire Hathaway Inc. - Class B (a)	17,230	1,955,777
Prudential Financial, Inc.	55,000	4,288,900
		6,244,677
Internet Catalog & Retail - 1.0%
Amazon.com, Inc. (a)	9,500	2,970,080

Internet Software & Services - 3.7%
Akamai Technologies, Inc. (a)	75,000	3,877,500
Google Inc. - Class A (a)	8,000	7,007,280
		10,884,780
Machinery - 5.5%
Danaher Corporation	75,000	5,199,000
Generac Holdings Inc.	72,000	3,070,080
Pall Corporation	50,000	3,852,000
Valmont Industries, Inc.	30,000	4,167,300
		16,288,380
Marine - 1.3%
Kirby Corporation (a)	45,000	3,894,750

Media - 3.0%
Liberty Media Corporation - Class A (a)	28,000	4,120,200
Time Warner Cable Inc.	23,000	2,566,800
Time Warner Inc.	34,000	2,237,540
		8,924,540
Oil & Gas & Consumable Fuels - 9.8%
Cabot Oil & Gas Corporation	150,000	5,598,000
Chevron Corporation	28,000	3,402,000
ConocoPhillips	60,000	4,170,600
EOG Resources, Inc.	30,000	5,078,400
Exxon Mobil Corporation	50,000	4,302,000
Noble Energy, Inc.	40,000	2,680,400
Range Resources Corporation	48,000	3,642,720
		28,874,120
Pharmaceuticals - 5.1%
Abbott Laboratories	63,500	2,107,565
AbbVie Inc.	63,500	2,840,355
Johnson & Johnson	35,000	3,034,150
Merck & Co., Inc.	75,000	3,570,750
Pfizer Inc.	115,000	3,301,650
		14,854,470
Road & Rail - 2.3%
Kansas City Southern	18,000	1,968,480
Union Pacific Corporation	30,000	4,660,200
		6,628,680
Semiconductor Equipment & Products - 0.4%
Broadcom Corporation - Class A	40,000	1,040,400

Software - 2.2%
Adobe Systems Incorporated (a)	45,000	2,337,300
Microsoft Corporation	92,500	3,081,175
Nuance Communications, Inc. (a)	50,000	934,750
		6,353,225
Specialty Retail - 3.5%
The Home Depot, Inc.	43,000	3,261,550
PetSmart, Inc.	32,000	2,440,320
Tiffany & Co.	25,000	1,915,500
Tractor Supply Company	40,000	2,686,800
		10,304,170
Textiles, Apparel & Luxury Goods - 1.9%
lululemon athletica inc. (a)	45,000	3,289,050
VF Corporation	12,000	2,388,600
		5,677,650
TOTAL COMMON STOCKS
(Cost $192,064,673)		263,640,556

SHORT-TERM INVESTMENTS - 10.2%
Money Market Funds (c) - 10.2%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.01%	8,578,564	8,578,564
Federated Government Obligations Fund - Institutional Shares, 0.01%	8,669,783	8,669,783
Federated Treasury Obligations Fund - Institutional Shares, 0.01%	4,246,749	4,246,749
Invesco Short Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02%	8,290,045	8,290,045

TOTAL SHORT-TERM INVESTMENTS
(Cost $29,785,141)		29,785,141

Total Investments - 99.9%
(Cost $221,849,814)		293,425,697
Other Assets in Excess of Liabilities - 0.1%		363,528
TOTAL NET ASSETS - 100.0%		$293,789,225

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments	$221,849,814
Gross unrealized appreciation	$73,013,714
Gross unrealized depreciation	(1,437,831)
Net unrealized appreciation	$71,575,883

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS - 70.4%	Shares	Value
Aerospace & Defense - 2.3%
General Dynamics Corporation	1,400	$122,528
Honeywell International Inc.	3,400	282,336
Rockwell Collins, Inc.	4,400	298,584
		703,448
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. - Class B	2,600	237,562

Banks - 5.6%
Comerica Incorporated	9,500	373,445
Cullen/Frost Bankers, Inc.	3,900	275,145
SunTrust Banks, Inc.	11,300	366,346
Wells Fargo & Company	8,471	350,021
Zions Bancorporation	13,300	364,686
		1,729,643
Beverages - 1.9%
The Coca-Cola Company	8,000	303,040
PepsiCo, Inc.	3,600	286,200
		589,240
Biotechnology - 1.4%
Celgene Corporation (a)	2,900	446,397

Chemicals - 4.4%
Air Products and Chemicals, Inc.	2,500	266,425
Airgas, Inc.	3,000	318,150
E. I. du Pont de Nemours and Company	4,200	245,952
FMC Corporation	4,800	344,256
Monsanto Company	1,900	198,303
		1,373,086
Commercial Services & Supplies - 0.8%
Waste Management, Inc.	6,100	251,564

Computers & Peripherals - 3.6%
Apple Inc.	875	417,156
EMC Corporation	7,400	189,144
International Business Machines Corporation	1,500	277,770
NetApp, Inc.	5,500	234,410
		1,118,480
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	2,600	255,242

Containers & Packaging - 0.8%
Ball Corporation	5,700	255,816

Diversified Financial Services - 1.2%
JPMorgan Chase & Co.	7,300	377,337

Diversified Telecommunication Services - 0.8%
AT&T Inc.	7,400	250,268

Electrical Equipment & Instruments - 0.8%
Emerson Electric Co.	3,600	232,920

Electronic Equipment & Instruments - 1.2%
National Instruments Corporation	7,500	231,975
Trimble Navigation Limited (a)	5,000	148,550
		380,525
Energy Equipment & Services - 0.8%
Schlumberger Limited (b)	2,700	238,572

Food & Drug Retailing - 2.8%
CVS Caremark Corporation	4,700	266,725
Walgreen Co.	5,500	295,900
Wal-Mart Stores, Inc.	4,300	318,028
		880,653
Health Care Equipment & Supplies - 1.8%
Covidien PLC (b)	4,600	280,324
Thermo Fisher Scientific Inc.	3,100	285,665
		565,989
Health Care Providers & Services - 1.6%
Catamaran Corporation (a) (b)	5,944	273,127
Express Scripts Holding Co (a)	3,800	234,764
		507,891
Hotels, Restaurants & Leisure - 0.6%
Yum! Brands, Inc.	2,800	199,892

Household Products - 2.3%
Colgate-Palmolive Company	4,400	260,920
Kimberly-Clark Corporation	2,100	197,862
The Procter & Gamble Company	3,500	264,565
		723,347
Industrial Conglomerates - 0.8%
General Electric Company	10,200	243,678

Insurance - 0.7%
Prudential Financial, Inc.	2,600	202,748

Internet Catalog & Retail - 1.3%
Amazon.com, Inc. (a)	1,300	406,432

Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	5,100	263,670
Google Inc. - Class A (a)	350	306,569
		570,239
IT Consulting & Services - 1.6%
Accenture PLC - Class A (b)	3,200	235,648
Automatic Data Processing, Inc.	3,700	267,806
		503,454
Machinery - 2.0%
Danaher Corporation	4,900	339,668
Pall Corporation	3,800	292,752
		632,420
Media - 4.9%
CBS Corporation - Class B	6,200	341,992
DIRECTV (a)	4,400	262,900
Liberty Media Corporation - Class A (a)	1,800	264,870
Time Warner Inc.	5,800	381,698
The Walt Disney Company	4,000	257,960
		1,509,420
Metals & Mining - 0.5%
Commercial Metals Company	9,500	161,025

Oil & Gas & Consumable Fuels - 8.5%
Cabot Oil & Gas Corporation	10,000	373,200
Chevron Corporation	2,095	254,543
Devon Energy Corporation	1,700	98,192
EOG Resources, Inc.	1,900	321,632
Exxon Mobil Corporation	3,732	321,101
Pioneer Natural Resources Company	2,200	415,360
Range Resources Corporation	3,500	265,615
SM Energy Company	4,200	324,198
The Williams Companies, Inc.	7,700	279,972
		2,653,813
Pharmaceuticals - 3.8%
Abbott Laboratories	10,200	338,538
AbbVie Inc.	7,200	322,056
Merck & Co., Inc.	5,200	247,572
Pfizer Inc.	10,000	287,100
		1,195,266
Real Estate Investment Trust - 0.9%
American Tower Corporation	3,800	281,694

Software - 1.7%
Adobe Systems Incorporated (a)	6,700	347,998
Nuance Communications, Inc. (a)	9,000	168,255
		516,253
Specialty Retail - 2.0%
The Home Depot, Inc.	4,400	333,740
O'Reilly Automotive, Inc. (a)	2,300	293,457
		627,197
Textiles, Apparel & Luxury Goods - 2.0%
lululemon athletica inc. (a)	4,000	292,360
VF Corporation	1,600	318,480
		610,840
Thrifts & Mortgage Finance - 0.8%
Capitol Federal Financial Inc.	19,500	242,385

Wireless Telecommunication Services - 0.8%
Vodafone Group PLC - ADR (b)	7,000	246,260

TOTAL COMMON STOCKS
(Cost $13,450,030)		21,920,996

	Principal
CORPORATE BONDS - 28.7%	Amount
Banks - 1.9%
BB&T Corporation
2.150%, 03/22/2017
Callable 02/22/2017	$200,000	203,430
SunTrust Banks, Inc.
3.500%, 01/20/2017
Callable 12/20/2016	175,000	185,203
Wells Fargo & Company:
3.750%, 10/01/2014	100,000	103,271
2.625%, 12/15/2016	100,000	104,174
		596,078
Beverages - 0.7%
Anheuser-Busch InBev Worldwide Inc.
1.375%, 07/15/2017	100,000	99,671
The Coca-Cola Company
5.350%, 11/15/2017	100,000	115,249
		214,920
Biotechnology - 2.2%
Amgen Inc.
1.875%, 11/15/2014	235,000	238,330
Celgene Corporation
2.450%, 10/15/2015	245,000	252,385
Gilead Sciences, Inc.
2.400%, 12/01/2014	188,000	191,954
		682,669
Capital Markets - 0.7%
The Bank of New York Mellon Corporation
3.100%, 01/15/2015	175,000	180,688
The Goldman Sachs Group, Inc.
5.500%, 11/15/2014	35,000	36,805
		217,493
Chemicals - 2.9%
Airgas, Inc.
3.250%, 10/01/2015
Callable 09/01/2015	205,000	212,929
E. I. du Pont de Nemours and Company
3.250%, 01/15/2015	75,000	77,615
Eastman Chemical Company
3.000%, 12/15/2015	200,000	208,281
ECOLAB INC.:
2.375%, 12/08/2014	150,000	152,913
1.450%, 12/08/2017	50,000	49,071
Praxair, Inc.
3.250%, 09/15/2015	200,000	210,061
		910,870
Commercial Services & Supplies - 0.7%
Waste Management, Inc.
2.600%, 09/01/2016	200,000	206,828

Computers & Peripherals - 0.6%
Hewlett-Packard Company
3.000%, 09/15/2016	175,000	180,757

Consumer Finance - 0.7%
American Express Credit Corporation
2.750%, 09/15/2015	225,000	233,607

Consumer Services - 0.3%
The Western Union Company
2.875%, 12/10/2017	100,000	102,262

Diversified Financial Services - 0.8%
JPMorgan Chase & Co.
2.000%, 08/15/2017	250,000	251,162

Diversified Telecommunication Services - 1.9%
AT&T Inc.:
5.100%, 09/15/2014	125,000	130,395
2.400%, 08/15/2016	200,000	206,634
Verizon Communications Inc.:
3.000%, 04/01/2016	100,000	104,312
2.000%, 11/01/2016	150,000	152,116
		593,457
Electrical Equipment & Instruments - 0.5%
Roper Industries, Inc.
1.850%, 11/15/2017	150,000	149,499

Energy Equipment & Services - 0.6%
National Oilwell Varco, Inc.
1.350%, 12/01/2017	200,000	197,003

Food & Drug Retailing - 1.1%
CVS Caremark Corporation:
3.250%, 05/18/2015	50,000	52,040
5.750%, 06/01/2017	100,000	114,450
Walgreen Co.
1.000%, 03/13/2015	175,000	175,578
		342,068
Health Care Equipment & Supplies - 1.2%
Covidien International Finance S.A. (b)
2.800%, 06/15/2015	140,000	144,598
DENTSPLY International Inc.
2.750%, 08/15/2016	100,000	103,070
Thermo Fisher Scientific Inc.
3.200%, 05/01/2015	110,000	113,656
		361,324
Health Care Providers & Services - 1.5%
Express Scripts Holding Co
3.125%, 05/15/2016	200,000	209,470
McKesson Corporation
3.250%, 03/01/2016	250,000	263,618
		473,088
Insurance - 1.0%
Berkshire Hathaway Inc.
4.850%, 01/15/2015	100,000	105,584
Prudential Financial, Inc.
3.000%, 05/12/2016	200,000	209,222
		314,806
Internet Catalog & Retail - 1.3%
Amazon.com, Inc.
1.200%, 11/29/2017	200,000	195,572
eBay Inc.
1.625%, 10/15/2015	200,000	203,934
		399,506
Media - 1.2%
DIRECTV Holdings LLC:
3.550%, 03/15/2015	100,000	103,588
2.400%, 03/15/2017	100,000	100,546
Time Warner Inc.
3.150%, 07/15/2015	175,000	182,236
		386,370
Oil & Gas & Consumable Fuels - 2.4%
Apache Corporation
5.625%, 01/15/2017	75,000	84,784
Devon Energy Corporation
1.875%, 05/15/2017
Callable 04/15/2017	100,000	100,308
Enterprise Products Operating LLC
1.250%, 08/13/2015	191,000	192,091
Noble Drilling Corporation (b)
3.050%, 03/01/2016	160,000	165,046
Occidental Petroleum Corporation
1.750%, 02/15/2017	200,000	201,999
		744,228
Pharmaceuticals - 1.5%
AbbVie Inc.
1.200%, 11/06/2015	225,000	225,930
Teva Pharmaceutical Industries Ltd. (b):
3.000%, 06/15/2015	125,000	129,419
2.400%, 11/10/2016	100,000	103,183
		458,532
Semiconductor Equipment & Products - 1.0%
Intel Corporation
1.350%, 12/15/2017	200,000	197,617
National Semiconductor Corporation
3.950%, 04/15/2015	100,000	104,948
		302,565
Software - 2.0%
Adobe Systems Incorporated
3.250%, 02/01/2015	200,000	206,540
Oracle Corporation
1.200%, 10/15/2017	200,000	196,620
Symantec Corporation
2.750%, 09/15/2015	200,000	206,350
		609,510
TOTAL CORPORATE BONDS
(Cost $8,833,893)		8,928,602

SHORT-TERM INVESTMENT - 0.8%
Money Market Fund (c) - 0.8%
Federated Government Obligations Fund - Institutional Shares, 0.01%	253,951	253,951

TOTAL SHORT-TERM INVESTMENT
(Cost $253,951)		253,951

Total Investments - 99.9%
(Cost $22,537,874)		31,103,549
Other Assets in Excess of Liabilities - 0.1%		44,917
TOTAL NET ASSETS - 100.0%		$31,148,466

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments	$22,537,874
Gross unrealized appreciation	$8,626,248
Gross unrealized depreciation	(60,573)
Net unrealized appreciation	$8,565,675

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)
	Principal
CORPORATE BONDS - 91.7%	Amount	Value
Aerospace & Defense - 0.9%
Lockheed Martin Corporation
7.650%, 05/01/2016	$1,250,000	$1,462,794
Rockwell Collins, Inc.
4.750%, 12/01/2013	430,000	432,724
		1,895,518
Banks - 10.0%
Bank of America Corporation:
7.375%, 05/15/2014	1,000,000	1,040,993
5.375%, 06/15/2014	5,000	5,162
1.320%, 03/22/2018 (a)	5,548,000	5,571,274
BB&T Corporation
3.200%, 03/15/2016
Callable 02/16/2016	3,080,000	3,229,479
Branch Banking & Trust Company (a):
0.862%, 09/13/2016	2,325,000	2,297,974
0.793%, 05/23/2017	2,284,000	2,254,653
Comerica Incorporated
3.000%, 09/16/2015	892,000	928,890
Wells Fargo & Company:
4.625%, 04/15/2014	456,000	465,965
1.500%, 07/01/2015	550,000	557,137
2.625%, 12/15/2016	3,000,000	3,125,238
0.869%, 04/23/2018 (a)	2,500,000	2,506,185
		21,982,950
Beverages - 0.9%
The Coca-Cola Company
5.350%, 11/15/2017	1,500,000	1,728,738
PepsiCo, Inc.
7.900%, 11/01/2018	214,000	272,714
		2,001,452
Biotechnology - 7.2%
Amgen Inc.:
2.500%, 11/15/2016	1,000,000	1,038,745
2.125%, 05/15/2017	2,350,000	2,386,975
Celgene Corporation:
2.450%, 10/15/2015	5,279,000	5,438,120
1.900%, 08/15/2017	3,540,000	3,555,169
Gilead Sciences, Inc.
2.400%, 12/01/2014	3,300,000	3,369,405
		15,788,414
Building Products - 0.7%
Masco Corporation
7.125%, 03/15/2020	1,350,000	1,528,875

Capital Markets - 1.4%
The Bank of New York Mellon Corporation
1.200%, 02/20/2015
Callable 01/20/2015	1,075,000	1,085,002
The Goldman Sachs Group, Inc.
5.125%, 01/15/2015	1,000,000	1,052,194
Morgan Stanley
4.500%, 08/30/2015 (b)	1,000,000	1,019,373
		3,156,569
Chemicals - 6.9%
Airgas, Inc.:
3.250%, 10/01/2015
Callable 09/01/2015	2,794,000	2,902,066
2.950%, 06/15/2016
Callable 05/15/2016	950,000	987,873
Cytec Industries Inc.
6.000%, 10/01/2015	2,500,000	2,697,135
Eastman Chemical Company
3.000%, 12/15/2015	2,625,000	2,733,693
ECOLAB INC.:
2.375%, 12/08/2014	1,475,000	1,503,644
3.000%, 12/08/2016	1,760,000	1,847,345
The Lubrizol Corporation
5.500%, 10/01/2014	1,579,000	1,657,423
Praxair, Inc.:
5.250%, 11/15/2014	200,000	210,797
3.250%, 09/15/2015	525,000	551,410
		15,091,386
Commercial Services & Supplies - 2.0%
Republic Services, Inc.
5.500%, 09/15/2019	1,000,000	1,131,527
Waste Management, Inc.
2.600%, 09/01/2016	3,225,000	3,335,105
		4,466,632
Communications Equipment - 1.3%
Cisco Systems, Inc.:
5.500%, 02/22/2016	1,000,000	1,112,144
4.950%, 02/15/2019	700,000	795,229
Harris Corporation
6.375%, 06/15/2019	900,000	1,034,375
		2,941,748
Computers & Peripherals - 3.1%
Hewlett-Packard Company:
1.550%, 05/30/2014	1,000,000	1,004,256
2.200%, 12/01/2015	2,000,000	2,034,800
4.650%, 12/09/2021	2,000,000	1,967,520
International Business Machines Corporation
5.700%, 09/14/2017	1,500,000	1,738,403
		6,744,979
Consumer Finance - 4.2%
American Express Company
0.852%, 05/22/2018 (a)	3,533,000	3,532,781
American Express Credit Corporation:
2.750%, 09/15/2015	2,485,000	2,580,061
2.800%, 09/19/2016	2,900,000	3,036,407
		9,149,249
Consumer Services - 1.7%
The Western Union Company:
5.930%, 10/01/2016	1,000,000	1,114,328
3.650%, 08/22/2018	2,500,000	2,596,983
		3,711,311
Containers & Packaging - 2.4%
Ball Corporation
5.750%, 05/15/2021
Callable 11/15/2015	5,000,000	5,300,000

Diversified Financial Services - 3.0%
JPMorgan Chase & Co.:
3.450%, 03/01/2016	3,525,000	3,713,873
2.000%, 08/15/2017	1,375,000	1,381,390
1.138%, 01/25/2018 (a)	1,500,000	1,511,116
		6,606,379
Diversified Telecommunication Services - 5.8%
AT&T Inc.
5.100%, 09/15/2014	1,750,000	1,825,526
CenturyLink, Inc.:
5.150%, 06/15/2017	2,000,000	2,105,000
6.150%, 09/15/2019	1,402,000	1,461,585
Verizon Communications Inc.:
5.550%, 02/15/2016	1,000,000	1,100,227
1.782%, 09/15/2016 (a)	2,000,000	2,060,840
5.500%, 02/15/2018	875,000	992,047
2.002%, 09/14/2018 (a)	3,000,000	3,158,250
		12,703,475
Electric Utilities - 0.5%
Southern Power Co.
4.875%, 07/15/2015	1,050,000	1,123,667

Electrical Equipment & Instruments - 1.5%
Roper Industries, Inc.
1.850%, 11/15/2017	3,395,000	3,383,658

Energy Equipment & Services - 1.7%
Weatherford International, Inc.
6.350%, 06/15/2017	1,550,000	1,740,617
Weatherford International Ltd. (c)
4.500%, 04/15/2022
Callable 01/15/2022	2,000,000	1,982,890
		3,723,507
Food & Drug Retailing - 3.4%
CVS Caremark Corporation:
3.250%, 05/18/2015	1,000,000	1,040,801
5.750%, 06/01/2017	2,750,000	3,147,364
Walgreen Co.
1.800%, 09/15/2017	3,300,000	3,314,481
		7,502,646
Food Products - 0.2%
Kraft Foods Group, Inc.
2.250%, 06/05/2017	555,000	566,521

Health Care Equipment & Supplies - 1.1%
DENTSPLY International Inc.
2.750%, 08/15/2016	1,446,000	1,490,389
Thermo Fisher Scientific, Inc.
3.250%, 11/20/2014	900,000	923,220
		2,413,609
Health Care Providers & Services - 3.9%
Express Scripts Holding Co:
3.125%, 05/15/2016	2,760,000	2,890,689
2.650%, 02/15/2017	3,105,000	3,203,708
McKesson Corporation
3.250%, 03/01/2016	2,275,000	2,398,928
		8,493,325
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corporation
5.350%, 03/01/2018	1,000,000	1,150,121

Household Durables - 0.7%
Jarden Corporation
7.500%, 01/15/2020
Callable 01/15/2015	1,340,000	1,458,925

Household Products - 0.5%
The Procter & Gamble Company
8.000%, 09/01/2024
Putable 09/01/2014	775,000	1,072,564

Insurance - 2.3%
Berkshire Hathaway Inc.
4.850%, 01/15/2015	1,225,000	1,293,404
Prudential Financial, Inc.:
3.875%, 01/14/2015	500,000	519,874
3.000%, 05/12/2016	3,023,000	3,162,391
		4,975,669
Internet Catalog & Retail - 1.0%
Amazon.com, Inc.
1.200%, 11/29/2017	2,245,000	2,195,298

Media - 2.9%
DIRECTV Holdings LLC
3.550%, 03/15/2015	1,265,000	1,310,392
Time Warner Inc.
3.150%, 07/15/2015	3,175,000	3,306,274
The Walt Disney Company
5.625%, 09/15/2016	1,500,000	1,703,566
		6,320,232
Metals & Mining - 0.2%
Alcoa Inc.
5.550%, 02/01/2017	500,000	537,040

Multiline Retail - 2.3%
Family Dollar Stores, Inc.
5.000%, 02/01/2021	4,500,000	4,724,149
Kohl's Corporation
6.250%, 12/15/2017	282,000	325,795
		5,049,944
Oil & Gas & Consumable Fuels - 10.1%
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	2,000,000	2,247,298
6.375%, 09/15/2017	2,000,000	2,327,020
Chevron Corporation
1.104%, 12/05/2017
Callable 11/05/2017	1,000,000	986,653
Devon Energy Corporation
2.400%, 07/15/2016
Callable 06/15/2016	1,830,000	1,885,753
Enterprise Products Operating LLC
3.200%, 02/01/2016	2,229,000	2,340,539
EOG Resources, Inc.
2.950%, 06/01/2015	1,200,000	1,246,543
Noble Energy, Inc.
5.250%, 04/15/2014	1,500,000	1,530,101
Noble Holding International Ltd. (c)
3.450%, 08/01/2015	4,855,000	5,051,880
Range Resources Corporation:
8.000%, 05/15/2019
Callable 05/15/2014	500,000	539,375
5.000%, 08/15/2022
Callable 02/15/2017	4,100,000	3,987,250
		22,142,412
Pharmaceuticals - 1.3%
Teva Pharmaceutical Industries Ltd. (c)
3.000%, 06/15/2015	2,830,000	2,930,035

Road & Rail - 0.4%
Burlington Northern Santa Fe Corporation
5.650%, 05/01/2017	185,000	210,503
Norfolk Southern Corporation
5.257%, 09/17/2014	750,000	782,493
		992,996
Semiconductor Equipment & Products - 2.4%
Analog Devices, Inc.
3.000%, 04/15/2016	1,050,000	1,095,173
Applied Materials, Inc.
2.650%, 06/15/2016	1,717,000	1,788,115
National Semiconductor Corporation
3.950%, 04/15/2015	2,275,000	2,387,578
		5,270,866
Software - 2.6%
Adobe Systems Incorporated
3.250%, 02/01/2015	2,175,000	2,246,116
Symantec Corporation:
2.750%, 09/15/2015	2,300,000	2,373,025
2.750%, 06/15/2017
Callable 05/15/2017	1,160,000	1,179,437
		5,798,578
Specialty Retail - 0.7%
Lowe's Companies, Inc.
5.000%, 10/15/2015	525,000	569,944
O'Reilly Automotive, Inc.
4.875%, 01/14/2021
Callable 10/14/2020	1,000,000	1,063,090
		1,633,034
TOTAL CORPORATE BONDS
(Cost $195,771,321)		201,803,584

PREFERRED STOCKS - 1.2%	Shares
Capital Markets - 1.2%
The Goldman Sachs Group, Inc.	40,000	799,600
Callable 12/02/2013
Merrill Lynch Preferred Capital Trust III	75,000	1,871,250
Callable 12/02/2013

TOTAL PREFERRED STOCKS
(Cost $2,820,339)		2,670,850

	Principal
U.S. GOVERNMENT ISSUES - 0.7%	Amount
U.S. Treasury Notes - 0.7%
4.250%, 11/15/2014	$500,000	522,998
4.250%, 08/15/2015	500,000	536,845
4.500%, 02/15/2016	500,000	548,164

TOTAL U.S. GOVERNMENT ISSUES
(Cost $1,493,751)		1,608,007

U.S. GOVERNMENT SPONSORED ENTITIES - 5.1%
Fannie Mae - 3.2%
5.000%, 03/15/2016	1,000,000	1,107,655
0.500%, 08/28/2017
Callable 11/28/2013	3,500,000	3,500,298
1.750%, 02/21/2019
Callable 02/21/2014	2,500,000	2,472,770
		7,080,723
Federal Home Loan Bank - 1.6%
5.500%, 08/13/2014	500,000	523,612
4.875%, 05/17/2017	1,000,000	1,138,904
1.000%, 04/25/2028
Callable 04/25/2014	2,000,000	1,920,154
		3,582,670
Freddie Mac - 0.3%
5.125%, 11/17/2017	500,000	577,710

TOTAL U.S. GOVERNMENT SPONSORED ENTITIES
(Cost $11,025,135)		11,241,103

SHORT-TERM INVESTMENT - 0.5%
Money Market Fund (d) - 0.5%
Federated Government Obligations Fund - Institutional Shares, 0.01%	996,816	996,816

TOTAL SHORT-TERM INVESTMENT
(Cost $996,816)		996,816

Total Investments - 99.2%
(Cost $212,107,362)		218,320,360
Other Assets in Excess of Liabilities - 0.8%		1,663,404
TOTAL NET ASSETS - 100.0%		$219,983,764

(a)	Floating rate.
(b)	Variable rate.
(c)	Security issued by non-U.S. incorporated company.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments	$212,107,362
Gross unrealized appreciation	$6,994,288
Gross unrealized depreciation	(781,290)
Net unrealized appreciation	$6,212,998

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM AQUINAS VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Aerospace & Defense - 2.3%
Honeywell International Inc.	15,000	$1,245,600

Auto Components - 2.0%
The Goodyear Tire & Rubber Company (a)	50,000	1,122,500

Banks - 8.8%
BOK Financial Corporation	17,500	1,108,625
Cullen/Frost Bankers, Inc.	17,500	1,234,625
SunTrust Banks, Inc.	35,000	1,134,700
Zions Bancorporation	50,000	1,371,000
		4,848,950
Beverages - 2.8%
The Coca-Cola Company	20,000	757,600
PepsiCo, Inc.	10,000	795,000
		1,552,600
Building Products - 1.0%
Masco Corporation	25,000	532,000

Chemicals - 5.5%
FMC Corporation	24,000	1,721,280
Monsanto Company	12,500	1,304,625
		3,025,905
Commercial Services & Supplies - 1.7%
Waste Management, Inc.	22,500	927,900

Computers & Peripherals - 3.2%
EMC Corporation	40,000	1,022,400
International Business Machines Corporation	4,020	744,424
		1,766,824
Construction Materials - 2.2%
Martin Marietta Materials, Inc.	12,500	1,227,125

Distributors - 1.6%
LKQ Corporation (a)	27,500	876,150

Diversified Financial Services - 2.3%
JPMorgan Chase & Co.	25,000	1,292,250

Diversified Telecommunication Services - 1.1%
Verizon Communications Inc.	12,500	583,250

Electrical Equipment & Instruments - 3.4%
Emerson Electric Co.	10,800	698,760
Roper Industries, Inc.	9,000	1,195,830
		1,894,590
Electronic Equipment & Instruments - 3.1%
National Instruments Corporation	25,000	773,250
Trimble Navigation Limited (a)	31,500	935,865
		1,709,115
Energy Equipment & Services - 1.3%
Schlumberger Limited (b)	8,400	742,224

Food & Drug Retailing - 2.1%
CVS Caremark Corporation	20,000	1,135,000

Food Products - 1.4%
Kraft Foods Group, Inc.	15,000	786,600

Health Care Equipment & Supplies - 3.8%
Covidien PLC (b)	20,000	1,218,800
DENTSPLY International Inc.	20,000	868,200
		2,087,000
Household Durables - 2.6%
Whirlpool Corporation	10,000	1,464,400

Insurance - 5.4%
MetLife, Inc.	35,000	1,643,250
Prudential Financial, Inc.	17,500	1,364,650
		3,007,900
Internet Software & Services - 2.3%
Akamai Technologies, Inc. (a)	25,000	1,292,500

Machinery - 3.8%
Barnes Group Inc.	25,000	873,000
Danaher Corporation	17,500	1,213,100
		2,086,100
Media - 1.5%
Cinemark Holdings, Inc.	10,000	317,400
Time Warner Inc.	7,500	493,575
		810,975
Metals & Mining - 1.7%
Commercial Metals Company	55,000	932,250

Multiline Retail - 1.7%
Kohl's Corporation	18,000	931,500

Oil & Gas & Consumable Fuels - 16.0%
Cabot Oil & Gas Corporation	36,000	1,343,520
ConocoPhillips	11,000	764,610
Denbury Resources Inc. (a)	35,000	644,350
Exxon Mobil Corporation	4,000	344,160
Gulfport Energy Corporation (a)	25,000	1,608,500
Noble Energy, Inc.	16,500	1,105,665
Range Resources Corporation	10,000	758,900
SM Energy Company	15,000	1,157,850
The Williams Companies, Inc.	30,000	1,090,800
		8,818,355
Pharmaceuticals - 2.8%
Abbott Laboratories	20,000	663,800
AbbVie Inc.	20,000	894,600
		1,558,400
Software - 4.4%
Adobe Systems Incorporated (a)	32,500	1,688,050
Nuance Communications, Inc. (a)	40,000	747,800
		2,435,850
Specialty Retail - 3.5%
The Home Depot, Inc.	10,000	758,500
Tiffany & Co.	15,000	1,149,300
		1,907,800
Thrifts & Mortgage Finance - 1.5%
Capitol Federal Financial Inc.	65,000	807,950

Wireless Telecommunication Services - 1.5%
Vodafone Group PLC - ADR (b)	24,000	844,320

TOTAL COMMON STOCKS
(Cost $34,161,528)		54,253,883

SHORT-TERM INVESTMENT - 2.0%
Money Market Fund (c) - 2.0%
Federated Government Obligations Fund - Institutional Shares, 0.01%	1,081,370	1,081,370

TOTAL SHORT-TERM INVESTMENT
(Cost $1,081,370)		1,081,370

Total Investments - 100.3%
(Cost $35,242,898)		55,335,253
Liabilities in Excess of Other Assets - (0.3)%		(144,948)
TOTAL NET ASSETS - 100.0%		$55,190,305

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments	$35,242,898
Gross unrealized appreciation	$20,102,516
Gross unrealized depreciation	(10,161)
Net unrealized appreciation	$20,092,355

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive propertyof MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM AQUINAS GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Aerospace & Defense - 1.6%
Rockwell Collins, Inc.	10,000	$678,600

Air Freight & Logistics - 1.3%
FedEx Corp.	5,000	570,550

Automobiles - 0.5%
Thor Industries, Inc.	4,000	232,160

Banks - 4.7%
BOK Financial Corporation	10,000	633,500
Cullen/Frost Bankers, Inc.	10,000	705,500
Texas Capital Bancshares, Inc. (a)	15,000	689,550
		2,028,550
Biotechnology - 0.8%
Seattle Genetics, Inc. (a)	8,000	350,640

Capital Markets - 1.5%
The Charles Schwab Corporation	30,000	634,200

Chemicals - 1.6%
FMC Corporation	10,000	717,200

Communication Equipment - 1.9%
F5 Networks, Inc. (a)	6,000	514,560
QUALCOMM Incorporated	5,000	336,800
		851,360
Computers & Peripherals - 4.0%
EMC Corporation	30,000	766,800
International Business Machines Corporation	3,500	648,130
NetApp, Inc.	8,000	340,960
		1,755,890
Distributors - 2.2%
LKQ Corporation (a)	30,000	955,800

Electrical Equipment & Instruments - 5.2%
AMETEK, Inc.	15,000	690,300
Emerson Electric Co.	12,000	776,400
Roper Industries, Inc.	6,000	797,220
		2,263,920
Electronic Equipment & Instruments - 4.0%
National Instruments Corporation	18,000	556,740
TE Connectivity Ltd. (b)	10,000	517,800
Trimble Navigation Limited (a)	22,000	653,620
		1,728,160
Energy Equipment & Services - 2.9%
CARBO Ceramics Inc.	7,000	693,770
Dril-Quip, Inc. (a)	5,000	573,750
		1,267,520
Food & Drug Retailing - 3.8%
Casey's General Stores, Inc.	10,000	735,000
Costco Wholesale Corporation	8,000	920,960
		1,655,960
Food Products - 2.7%
The Hershey Company	5,000	462,500
Whole Foods Market, Inc.	12,000	702,000
		1,164,500
Health Care Equipment & Supplies - 4.9%
CareFusion Corporation (a)	15,000	553,500
Covidien PLC (b)	10,000	609,400
DENTSPLY International Inc.	14,000	607,740
Medtronic, Inc.	7,000	372,750
		2,143,390
Health Care Providers & Services - 2.8%
athenahealth, Inc. (a)	3,000	325,680
Express Scripts Holding Co (a)	8,000	494,240
McKesson Corporation	3,000	384,900
		1,204,820
Hotels, Restaurants & Leisure - 3.1%
Chipotle Mexican Grill, Inc. (a)	1,500	643,050
Yum! Brands, Inc.	10,000	713,900
		1,356,950
Household Durables - 0.8%
Tupperware Brands Corporation	4,000	345,480

Household Products - 3.4%
Colgate-Palmolive Company	12,000	711,600
The Procter & Gamble Company	10,000	755,900
		1,467,500
Internet Catalog & Retail - 1.8%
Amazon.com, Inc. (a)	2,500	781,600

Internet Software & Services - 4.8%
Akamai Technologies, Inc. (a)	17,000	878,900
Google Inc. - Class A (a)	1,000	875,910
Yahoo! Inc. (a)	10,000	331,600
		2,086,410
Machinery - 5.1%
Danaher Corporation	11,000	762,520
TriMas Corporation (a)	20,000	746,000
Valmont Industries, Inc.	5,000	694,550
		2,203,070
Media - 0.9%
Sirius XM Radio Inc.	100,000	387,000

Metals & Mining - 3.0%
Carpenter Technology Corporation	10,000	581,100
Reliance Steel & Aluminum Co.	10,000	732,700
		1,313,800
Oil & Gas & Consumable Fuels - 9.8%
Cabot Oil & Gas Corporation	40,000	1,492,800
Gulfport Energy Corporation (a)	8,000	514,720
Oasis Petroleum Inc. (a)	15,000	736,950
Range Resources Corporation	10,000	758,900
SM Energy Company	10,000	771,900
		4,275,270
Pharmaceuticals - 0.8%
AbbVie Inc.	8,000	357,840

Software - 10.1%
ACI Worldwide, Inc. (a)	15,000	810,900
Adobe Systems Incorporated (a)	10,000	519,400
ANSYS, Inc. (a)	6,000	519,120
Aspen Technology, Inc. (a)	30,000	1,036,500
Citrix Systems, Inc. (a)	7,000	494,270
Symantec Corporation	15,000	371,250
VMware, Inc. - Class A (a)	8,000	647,200
		4,398,640
Specialty Retail - 7.0%
The Home Depot, Inc.	6,000	455,100
O'Reilly Automotive, Inc. (a)	8,000	1,020,720
PetSmart, Inc.	5,000	381,300
Tractor Supply Company	18,000	1,209,060
		3,066,180
Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica inc. (a)	3,000	219,270

TOTAL COMMON STOCKS
(Cost $27,032,172)		42,462,230

SHORT-TERM INVESTMENT - 2.7%
Money Market Fund (c) - 2.7%
Federated Government Obligations Fund - Institutional Shares, 0.01%	1,151,775	1,151,775

TOTAL SHORT-TERM INVESTMENT
(Cost $1,151,775)		1,151,775

Total Investments - 100.2%
(Cost $28,183,947)		43,614,005
Liabilities in Excess of Other Assets - (0.2)%		(76,945)
TOTAL NET ASSETS - 100.0%		$43,537,060

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments	$28,183,947
Gross unrealized appreciation	$15,611,122
Gross unrealized depreciation	(181,064)
Net unrealized appreciation	$15,430,058

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive propertyof MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM AQUINAS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Aerospace & Defense - 3.1%
Hexcel Corporation (a)	6,735	$261,318
Teledyne Technologies Incorporated (a)	2,205	187,271
		448,589
Auto Components - 1.3%
Group 1 Automotive, Inc.	2,385	185,267

Automobiles - 1.6%
Thor Industries, Inc.	4,020	233,321

Banks - 9.5%
BancorpSouth, Inc.	10,098	201,354
Columbia Banking System, Inc.	7,510	185,497
Community Bank System, Inc.	5,350	182,542
First Horizon National Corporation	16,790	184,522
Hancock Holding Company	1,880	58,994
Home Bancshares Inc.	7,640	232,027
Prosperity Bancshares, Inc.	2,865	177,172
Texas Capital Bancshares, Inc. (a)	3,710	170,549
		1,392,657
Biotechnology - 1.0%
EXACT Sciences Corporation (a)	12,530	147,979

Building Products - 1.0%
Armstrong World Industries, Inc. (a)	2,801	153,943

Capital Markets - 0.5%
Evercore Partners Inc. - Class A	1,515	74,584

Chemicals - 1.3%
PolyOne Corporation	6,240	191,630

Communications Equipment - 6.9%
Allot Communications Ltd. (a) (b)	7,660	96,746
Ciena Corporation (a)	9,200	229,816
Infinera Corporation (a)	14,740	166,709
IXIA (a)	10,430	163,438
Loral Space & Communications Inc.	1,600	108,368
NICE Systems Limited - ADR (b)	4,445	183,890
Sonus Networks, Inc. (a)	19,555	66,096
		1,015,063
Construction & Engineering - 0.2%
Primoris Services Corporation	1,120	28,526

Construction Materials - 0.8%
Headwaters Incorporated (a)	12,425	111,701

Consumer Finance - 1.5%
Cash America International, Inc.	1,640	74,259
First Cash Financial Services, Inc. (a)	2,525	146,324
		220,583
Containers & Packaging - 1.0%
Greif, Inc. - Class A	3,130	153,464

Diversified Financials - 2.1%
HFF, Inc. - Class A	6,870	172,093
MarketAxess Holdings Inc.	2,370	142,295
		314,388
Electrical Equipment & Instruments - 3.2%
Belden Inc.	3,980	254,919
Franklin Electric Co., Inc.	5,300	208,820
		463,739
Electronic Equipment & Instruments - 1.0%
OSI Systems, Inc. (a)	2,015	150,057

Energy Equipment & Services - 0.8%
Atwood Oceanics, Inc. (a)	2,125	116,960

Food & Drug Retailing - 1.5%
Casey's General Stores, Inc.	2,915	214,252

Health Care Equipment & Supplies - 6.8%
Align Technology, Inc. (a)	920	44,271
Cyberonics, Inc. (a)	4,145	210,317
DexCom Inc. (a)	7,400	208,902
Endologix, Inc. (a)	10,825	174,607
MWI Veterinary Supply, Inc. (a)	1,860	277,810
The Spectranetics Corporation (a)	5,153	86,467
		1,002,374
Health Care Providers & Services - 2.0%
Team Health Holdings, Inc. (a)	7,640	289,861

Hotels, Restaurants & Leisure - 1.4%
Bloomin' Brands, Inc. (a)	5,570	131,508
Orient-Express Hotels LTD. - Class A (a) (b)	5,840	75,803
		207,311
Household Durables - 1.7%
Ethan Allen Interiors Inc.	4,250	118,448
Select Comfort Corporation (a)	5,290	128,811
		247,259
Industrial Conglomerates - 0.8%
Raven Industries, Inc.	3,600	117,756

Insurance - 2.5%
AmTrust Financial Services, Inc.	5,038	196,784
Endurance Specialty Holdings Ltd. (b)	3,140	168,681
		365,465
Internet Software & Services - 2.0%
Euronet Worldwide, Inc. (a)	3,760	149,648
LogMeIn, Inc. (a)	4,820	149,661
		299,309
IT Consulting & Services - 2.5%
Acxiom Corporation (a)	8,405	238,618
Sapient Corporation (a)	8,630	134,369
		372,987
Leisure Equipment & Products - 2.4%
Arctic Cat Inc.	2,850	162,592
Pool Corporation	3,335	187,194
		349,786
Machinery - 7.1%
Actuant Corporation - Class A	5,100	198,084
Barnes Group Inc.	5,130	179,140
Chart Industries, Inc. (a)	1,272	156,507
The Manitowoc Company, Inc.	8,530	167,017
The Middleby Corporation (a)	1,300	271,583
TriMas Corporation (a)	2,074	77,360
		1,049,691
Marine - 0.1%
Diana Shipping Inc. (a) (b)	945	11,406

Media - 1.2%
Cinemark Holdings, Inc.	5,575	176,950

Metals & Mining - 2.0%
Carpenter Technology Corporation	2,175	126,389
Commercial Metals Company	10,315	174,840
		301,229
Oil & Gas & Consumable Fuels - 3.9%
Approach Resources Inc. (a)	1,505	39,551
Athlon Energy Inc. (a)	4,038	132,043
Halcon Resources Corporation (a)	7,885	34,931
Kodiak Oil & Gas Corporation (a) (b)	12,620	152,197
Oasis Petroleum Inc. (a)	3,570	175,394
Sanchez Energy Corporation (a)	1,524	40,249
		574,365
Pharmaceuticals - 1.6%
Akorn, Inc. (a)	11,626	228,800

Semiconductor Equipment & Products - 1.0%
Rambus Inc. (a)	14,805	139,167

Software - 7.2%
ACI Worldwide, Inc. (a)	3,815	206,239
Aspen Technology, Inc. (a)	5,325	183,979
Bottomline Technologies (de) Inc. (a)	5,830	162,540
Interactive Intelligence Group, Inc. (a)	3,785	240,310
Mentor Graphics Corporation	6,800	158,916
Pegasystems Inc.	2,550	101,515
		1,053,499
Specialty Retail - 4.6%
DSW Inc. - Class A	2,194	187,192
Francesca's Holdings Corporation (a)	2,755	51,353
Genesco Inc. (a)	1,890	123,946
Guess?, Inc.	5,230	156,116
Sonic Automotive, Inc. - Class A	6,585	156,723
		675,330
Textiles, Apparel & Luxury Goods - 5.0%
Fifth & Pacific Companies, Inc. (a)	11,445	287,613
Oxford Industries, Inc.	2,575	175,048
Skechers U.S.A., Inc. - Class A (a)	3,495	108,729
Wolverine World Wide, Inc.	2,885	167,994
		739,384
Thrifts & Mortgage Finance - 1.0%
Capitol Federal Financial Inc.	11,900	147,917

Trading Companies & Distributors - 3.7%
Applied Industrial Technologies, Inc.	3,580	184,370
Beacon Roofing Supply, Inc. (a)	4,635	170,893
WESCO International, Inc. (a)	2,485	190,177
		545,440
TOTAL COMMON STOCKS
(Cost $11,030,623)		14,511,989

SHORT-TERM INVESTMENT - 1.4%
Money Market Fund (c) - 1.4%
Federated Government Obligations Fund - Institutional Shares, 0.01%	207,885	207,885

TOTAL SHORT-TERM INVESTMENT
(Cost $207,885)		207,885

Total Investments - 100.2%
(Cost $11,238,508)		14,719,874
Liabilities in Excess of Other Assets - (0.2)%		(23,917)
TOTAL NET ASSETS - 100.0%		$14,695,957

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments	$11,238,508
Gross unrealized appreciation	$3,595,288
Gross unrealized depreciation	(113,922)
Net unrealized appreciation	$3,481,366

* Because tax adjustments are calculated annually, the above table does not reflect tax  adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive propertyof MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at September 30, 2013 (Unaudited)

Securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price taken from the exchange where the security is primarily traded. Nasdaq National Market securities are valued at the Nasdaq Official Closing Price ("NOCP"). Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. Securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price available before the time when assets are valued. Debt securities (other than obligations having a maturity of 60 days or less) are normally valued at the mean of the bid and ask price and/or by using a combination of daily quotes or matrix evaluations provided by an independent pricing service. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the Board of Trustees. The Board has adopted specific procedures for valuing portfolio securities and delegated the implementation of these procedures to the Adviser. The procedures authorize the Adviser to make all determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees. The Funds may also use independent pricing services to assist in pricing portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' net assets as of September 30, 2013:

LKCM Small Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,050,301,372	$-	$-	$1,050,301,372
Money Market Fund	22,441,311	-	-	22,441,311
Total Investments*	$1,072,742,683	$-	$-	$1,072,742,683

LKCM Small-Mid Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$325,091,902	$-	$-	$325,091,902
Money Market Fund	4,855,830	-	-	4,855,830
Total Investments*	$329,947,732	$-	$-	$329,947,732

LKCM Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$263,640,556	$-	$-	$263,640,556
Money Market Funds	29,785,141	-	-	29,785,141
Total Investments*	$293,425,697	$-	$-	$293,425,697

LKCM Balanced Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$21,920,996	$-	$-	$21,920,996
Corporate Bonds	-	8,928,602	-	8,928,602
Money Market Fund	253,951		-	253,951
Total Investments*	$22,174,947	$8,928,602	$-	$31,103,549

LKCM Fixed Income Fund
Description	Level 1	Level 2	Level 3	Total
Preferred Stocks	$2,670,850	$-	$-	$2,670,850
Corporate Bonds	-	201,803,584	-	201,803,584
U.S. Government Issues	-	1,608,007	-	1,608,007
U.S. Government Sponsored Entities	-	11,241,103	-	11,241,103
Money Market Fund	996,816	-	-	996,816
Total Investments*	$3,667,666	$214,652,694	$-	$218,320,360

LKCM Aquinas Value Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$54,253,883	$-	$-	$54,253,883
Money Market Fund	1,081,370	-	-	1,081,370
Total Investments*	$55,335,253	$-	$-	$55,335,253

LKCM Aquinas Growth Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	42,462,230	$-	$-	$42,462,230
Money Market Fund	1,151,775	-	-	1,151,775
Total Investments*	$43,614,005	$-	$-	$43,614,005

LKCM Aquinas Small Cap Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$14,511,989	$-	$-	$14,511,989
Money Market Fund	207,885	-	-	207,885
Total Investments*	$14,719,874	$-	$-	$14,719,874

Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the previous annual report.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and financial officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the 1940 Act or Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LKCM Funds

By (Signature and Title) /s/ J. Luther King, Jr.
 J. Luther King, Jr., President

Date 11/22/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title /s/ J. Luther King, Jr.
                                                J. Luther King, Jr., President

Date 11/22/2013

By (Signature and Title) /s/ Jacob D. Smith
                                                 Jacob D. Smith, Chief Financial Officer

Date 11/22/2013